Significant partly-owned subsidiaries - Selected Income and Cash Flow Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Operating revenues	$ 22,719	$ 21,719
Net earnings	2,970	3,087
Net earnings attributable to NCI	56	56
Total comprehensive income	2,659	2,821
Non-controlling interest	54	54
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Operating revenues	832	824
Net earnings	179	182
Net earnings attributable to NCI	56	56
Total comprehensive income	172	173
Non-controlling interest	54	54
Cash dividends paid to NCI	$ 34	46
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Non-controlling interest		$ 3